SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information
Schedule of Condensed Income Statements

06/30/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,017	53,837	7,476	27,734	(27,734)	105,330
Personnel expenses	(1,216)	(984)	(507)	(5,984)	-	(8,691)
Depreciation and amortization	(69)	(10)	(2)	(233)	-	(315)
Other operating expenses	(35,373)	(53,725)	(7,498)	(24,457)	27,735	(93,317)
Operating expenses	(36,658)	(54,719)	(8,007)	(30,674)	27,735	(102,323)
OPERATING INCOME/(LOSS)	7,359	(881)	(531)	(2,940)	1	3,007
Finance income	744	264	255	1,244	(2,195)	311
Finance costs	(16)	(1,166)	(3,598)	(2,552)	2,138	(5,194)
Net financial results	728	(902)	(3,344)	(1,309)	(57)	(4,883)
NET INCOME/(LOSS) BEFORE TAX	8,086	(1,783)	(3,874)	(4,249)	(56)	(1,876)
Income tax benefit/(expense)	(691)	-	7	(586)	-	(1,270)
NET INCOME/(LOSS) FOR THE PERIOD	7,395	(1,783)	(3,867)	(4,835)	(56)	(3,146)
Attributable to equity holders of the Parent	7,395	(1,784)	(3,867)	(4,835)	(56)	(3,147)
Attributable to non-controlling interests	-	1	-	-	-	1

06/30/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,130	49,187	8,790	25,578	(25,577)	102,108
Personnel expenses	(1,222)	(778)	(666)	(6,770)	-	(9,436)
Depreciation and amortization	(49)	(18)	(4)	(27)	-	(98)
Other operating expenses	(33,962)	(49,083)	(10,781)	(22,697)	25,578	(90,945)
Operating expenses	(35,233)	(49,879)	(11,451)	(29,494)	25,578	(100,479)
OPERATING INCOME/(LOSS)	8,897	(692)	(2,660)	(3,916)	-	1,629
Finance income	1,028	322	1,395	(3,138)	(5,011)	(5,404)
Finance costs	(49)	(1,325)	3,175	(2,368)	5,013	4,446
Net financial results	979	(1,003)	4,571	(5,507)	2	(958)
NET INCOME/(LOSS) BEFORE TAX	9,876	(1,694)	1,910	(9,423)	2	671
Income tax benefit/(expense)	5	-	5	(932)	-	(922)
NET INCOME/(LOSS) FOR THE PERIOD	9,881	(1,694)	1,915	(10,355)	2	(251)
Attributable to equity holders of the Parent	9,881	(1,695)	1,915	(10,355)	2	(252)
Attributable to non-controlling interests	-	1	-	-	-	1

Schedule of Financial Position

06/30/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
NON-CURRENT ASSETS	636	10	65	219,778	(209,184)	11,304
CURRENT ASSETS	74,293	15,269	11,576	96,199	(139,002)	58,336
Trade receivables and other current assets	12,978	1,956	1,774	39,914	(51,273)	5,349
Current financial assets	49,184	2,532	2,323	41,521	(87,699)	7,861
Cash and cash equivalents	12,132	10,781	7,479	14,764	(30)	45,125
TOTAL ASSETS	74,929	15,279	11,641	315,977	(348,186)	69,640
EQUITY	55,818	(22,230)	(12,051)	208,530	(209,510)	20,557
NON-CURRENT LIABILITIES	242	0	(2)	7,257	3	7,500
CURRENT LIABILITIES	18,869	37,509	23,694	100,189	(138,678)	41,583
Current lease liabilities	61	-	-	130	0	191
Borrowings	2,855	2,665	12,200	75,136	(91,247)	1,609
Trade payables and other current liabilities	15,952	34,844	11,494	24,923	(47,431)	39,783
TOTAL EQUITY AND LIABILITIES	74,929	15,279	11,641	315,977	(348,186)	69,640

12/31/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
NON-CURRENT ASSETS	709	31	80	220,495	(209,698)	11,617
CURRENT ASSETS	72,540	15,408	10,176	104,118	(139,319)	62,923
Trade receivables and other current assets	13,403	3,672	1,457	39,739	(49,149)	9,122
Current financial assets	46,819	2,915	2,691	51,209	(90,140)	13,494
Cash and cash equivalents	12,318	8,821	6,028	13,170	(30)	40,307
TOTAL ASSETS	73,249	15,439	10,256	324,613	(349,017)	74,540
EQUITY	48,448	(21,134)	(11,467)	218,341	(209,968)	24,220
NON-CURRENT LIABILITIES	-	-	(3)	5,359	2	5,358
CURRENT LIABILITIES	24,801	36,573	21,726	100,913	(139,051)	44,962
Current lease liabilities	350	-	-	14	-	364
Borrowings	5,921	3,329	13,231	72,925	(92,041)	3,365
Trade payables and other current liabilities	18,530	33,244	8,495	27,974	(47,010)	41,233
TOTAL EQUITY AND LIABILITIES	73,249	15,439	10,256	324,613	(349,017)	74,540